Balance Sheet (Parenthetical)	Feb. 28, 2025 $ / shares shares
Preferred share, par value | $ / shares	$ 0.0001
Preferred share, shares authorized	5,000,000
Preferred share, shares issued	0
Preferred share, shares outstanding	0
Common Class A [Member]
Ordinary share, par value | $ / shares	$ 0.0001
Ordinary share, shares authorized	400,000,000
Ordinary share, shares issued	1
Ordinary share, shares outstanding	1
Common Class B [Member]
Ordinary share, par value | $ / shares	$ 0.0001
Ordinary share, shares authorized	100,000,000
Ordinary share, shares issued	0
Ordinary share, shares outstanding	0